NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders	$ (90,070)	$ (156,476)	$ (65,625)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	125,653,175	125,629,779	125,277,056
Weighted average shares used in calculating loss per ADS
Basic and diluted	125,653,175	125,629,779	125,277,056
Net loss per ordinary share
Basic and diluted	$ (0.72)	$ (1.25)	$ (0.52)
Net loss per ADS
Basic and diluted	$ (0.72)	$ (1.25)	$ (0.52)
American Depository Shares [Member]
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	12,565,318	12,562,978	12,527,706
Weighted average shares used in calculating loss per ADS
Basic and diluted	12,565,318	12,562,978	12,527,706
Net loss per ordinary share
Basic and diluted	$ (7.17)	$ (12.46)	$ (5.24)
Net loss per ADS
Basic and diluted	$ (7.17)	$ (12.46)	$ (5.24)